Document and Entity Information	Mar. 27, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	FIRST CITIZENS BANCSHARES INC /DE/
Amendment Flag	true
Entity Central Index Key	0000798941
Document Type	8-K/A
Document Period End Date	Mar. 27, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-16715
Entity Tax Identification Number	56-1528994
Entity Address, Address Line One	4300 Six Forks Road
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27609
City Area Code	(919)
Local Phone Number	716-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) amends and restates in its entirety the Form 8-K (the “Original 8-K”) filed on March 27, 2023 by First Citizens BancShares, Inc. (“BancShares”) to file Exhibits 2.1, 4.1, and 10.1 and to update the disclosure in Item 1.01 with respect to the exercise of the Cash Settled Appreciation Instrument. Except as set forth herein (and certain conforming changes), this Amendment No. 1 does not amend or update any other information set forth in the Original 8-K, and BancShares has not updated disclosures contained therein to reflect any events that may have occurred at a date subsequent to the filing of the Original 8-K.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, Par Value $1
Trading Symbol	FCNCA
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing a 1/40th Interest in a Share of 5.375% Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	FCNCP
Security Exchange Name	NASDAQ
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.625% Non-Cumulative Perpetual Preferred Stock, Series C
Trading Symbol	FCNCO
Security Exchange Name	NASDAQ